UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-09377

                        The Gabelli Blue Chip Value Fund
            ---------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
            ---------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
            ---------------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                   Date of fiscal year end: December 31, 2004
                                            -----------------
                     Date of reporting period: June 30, 2004
                                               -------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                        THE GABELLI BLUE CHIP VALUE FUND

                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2004



TO OUR SHAREHOLDERS,

      During the second quarter of 2004, the Gabelli Blue Chip Value Fund (the "Fund") rose 3.0%, while the Standard & Poor's ("S&P") 500 Index and the Lipper Large-Cap Value Fund Average rose 1.7% and 1.0%, respectively. For the six-month period ended June 30, 2004, the Fund was up 4.5% versus gains of 3.4% and 3.2% for the S&P 500 Index and the Lipper Large-Cap Value Fund Average, respectively.

      Enclosed are the financial statements and the investment portfolio as of June 30, 2004.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------
                AVERAGE ANNUAL RETURNS THROUGH JUNE 30, 2004 (A)
                -----------------------------------------------
                                                                    YEAR                                  SINCE
                                                      QUARTER      TO DATE    1 YEAR        3 YEAR    INCEPTION (B)
                                                      -------------------------------------------------------------
   Gabelli Blue Chip Value Fund Class AAA .........    2.99%        4.46%      22.88%      (3.57)%       3.59%

   S&P 500 Index ..................................    1.72         3.44       19.10       (0.69)       (2.16)
   Lipper Large-Cap Value Fund Average ............    0.97         3.24       19.19        0.39         1.27

   Class A ........................................    3.09         4.55       22.99       (3.54)        3.61
                                                      (2.82)(c)    (1.43)(c)   15.88(c)    (5.42)(c)     2.35(c)
   Class B ........................................    2.81         4.08       22.43       (3.69)        3.51
                                                      (2.19)(d)    (0.92)(d)   17.43(d)    (4.66)(d)     3.33(d)
   Class C ........................................    2.81         4.08       22.43       (3.69)        3.51
                                                       1.81(d)      3.08(d)    21.43(d)    (3.69)(d)     3.51(d)

 (a) Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price and reinvestment of dividends and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. The S&P 500 Index is an unmanaged indicator of stock market performance, while the Lipper Average reflects the average performance of mutual funds classified in this particular category. Dividends are considered reinvested. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month-end. Investors should consider the investment objectives, risks and charges and expenses of the Fund before investing. The prospectus contains more complete information about this and other matters and should be read carefully before investing. Performance for periods less than one year is not annualized. The Class AAA Shares' net asset values are used to calculate performance for the periods prior to the issuance of Class A Shares, Class B Shares and Class C Shares on December 31, 2003. The actual performance for the Class B and Class C Shares would have been lower due to the additional expenses associated with these classes of shares.
 (b) Performance is calculated from inception of Class AAA Shares on August 26, 1999.
 (c) Includes the effect of the maximum 5.75% sales charge at the beginning of the period.
 (d) Includes the effect of the applicable contingent deferred sales charge at the end of the period shown for Class B and Class C Shares, respectively.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to new corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  A description of the Fund's proxy voting policies and procedures and how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004 are available (i) without charge, upon request, by calling 800-GABELLI (800-422-3554); (ii) by writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; and (iii) on the Securities and Exchange Commission's website at www.sec.gov.
--------------------------------------------------------------------------------

THE GABELLI BLUE CHIP VALUE FUND
PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

      SHARES                                          COST             VALUE
      -------                                         ----             ------
              COMMON STOCKS -- 99.7%
              AEROSPACE -- 3.2%
       4,400  General Dynamics Corp. ...........  $   325,163       $   436,920
      16,200  Northrop Grumman Corp. ...........      725,006           869,940
                                                  -----------       -----------
                                                    1,050,169         1,306,860
                                                  -----------       -----------
              BUSINESS SERVICES -- 3.9%
      64,800  Cendant Corp. ....................    1,165,727         1,586,304
                                                  -----------       -----------
              COMPUTER HARDWARE -- 2.8%
      54,094  Hewlett-Packard Co. ..............    1,145,875         1,141,383
                                                  -----------       -----------
              COMPUTER SOFTWARE AND SERVICES -- 2.6%
      37,000  Microsoft Corp. ..................      932,010         1,056,720
                                                  -----------       -----------
              DIVERSIFIED INDUSTRIAL -- 7.3%
      15,000  General Electric Co. .............      468,000           486,000
      41,600  Honeywell International Inc. .....    1,126,245         1,523,808
      14,300  Ingersoll-Rand Co., Cl. A ........      756,268           976,833
                                                  -----------       -----------
                                                    2,350,513         2,986,641
                                                  -----------       -----------
              ELECTRONICS -- 0.6%
       9,300  Texas Instruments Inc. ...........      200,072           224,874
                                                  -----------       -----------
              ENERGY AND UTILITIES: ELECTRIC -- 8.5%
     204,100  AES Corp.+ .......................    1,375,904         2,026,713
      44,000  Allegheny Energy Inc.+ ...........      472,551           678,040
      19,900  FirstEnergy Corp. ................      586,710           744,459
                                                  -----------       -----------
                                                    2,435,165         3,449,212
                                                  -----------       -----------
              ENERGY AND UTILITIES: OIL -- 15.4%
       9,775  ConocoPhillips ...................      527,842           745,735
     256,800  El Paso Corp. ....................    2,001,639         2,023,584
      24,400  Exxon Mobil Corp. ................      943,502         1,083,604
      13,800  Halliburton Co. ..................      309,840           417,588
      16,800  Marathon Oil Corp. ...............      419,662           635,712
      12,900  Noble Corp.+ .....................      433,620           488,781
      25,200  Pioneer Natural Resources Co. ....      718,403           884,016
                                                  -----------       -----------
                                                    5,354,508         6,279,020
                                                  -----------       -----------
              ENTERTAINMENT -- 7.0%
      65,000  Liberty Media Corp., Cl. A+ ......      576,353           584,350
      38,000  The Walt Disney Co. ..............      795,181           968,620
      73,400  Time Warner Inc.+ ................    1,129,809         1,290,372
                                                  -----------       -----------
                                                    2,501,343         2,843,342
                                                  -----------       -----------
              FINANCIAL SERVICES -- 20.6%
      11,200  American Express Co. .............      493,564           575,456
       9,200  Bank of America Corp. ............      739,522           778,504
      28,400  Citigroup Inc. ...................    1,279,623         1,320,600
      12,100  Countrywide Financial Corp. ......      593,389           850,025
      40,600  JP Morgan Chase & Co. ............    1,356,997         1,574,062
       9,600  Lehman Brothers Holdings Inc. ....      670,337           722,400
      17,700  Merrill Lynch & Co. Inc. .........      871,911           955,446
      12,700  State Street Corp. ...............      569,278           622,808
      24,700  Washington Mutual Inc. ...........      994,435           954,408
                                                  -----------       -----------
                                                    7,569,056         8,353,709
                                                  -----------       -----------

      SHARES                                          COST             VALUE
      -------                                         ----             ------
              FINANCIAL SERVICES: INSURANCE -- 6.9%
       5,100  Everest Re Group Ltd. ............  $   398,461       $   409,836
      16,500  Hartford Financial Services
                Group Inc. .....................      881,163         1,134,210
      31,061  St. Paul Travelers
                Companies Inc. .................    1,192,057         1,259,213
                                                  -----------       -----------
                                                    2,471,681         2,803,259
                                                  -----------       -----------
              FOOD AND BEVERAGE -- 1.0%
      18,000  Sara Lee Corp. ...................      410,181           413,820
                                                  -----------       -----------
              HEALTH CARE -- 8.6%
      15,400  Baxter International Inc. ........      398,367           531,454
      18,500  McKesson Corp. ...................      534,745           635,105
      17,200  Merck & Co. Inc. .................      834,035           817,000
      18,700  Pfizer Inc. ......................      648,871           641,036
      23,600  Wyeth ............................    1,077,941           853,376
                                                  -----------       -----------
                                                    3,493,959         3,477,971
                                                  -----------       -----------
              METALS AND MINING -- 2.3%
      28,400  Alcoa Inc. .......................      735,786           938,052
                                                  -----------       -----------
              PAPER AND FOREST PRODUCTS -- 1.3%
      12,200  International Paper Co. ..........      459,487           545,340
                                                  -----------       -----------
              RETAIL -- 0.5%
       8,000  Albertson's Inc. .................      181,760           212,320
                                                  -----------       -----------
              SPECIALTY CHEMICALS -- 2.9%
      28,900  Dow Chemical Co. .................    1,109,690         1,176,230
                                                  -----------       -----------
              TELECOMMUNICATIONS -- 2.0%
      15,100  SBC Communications Inc. ..........      377,035           366,175
      12,200  Verizon Communications Inc. ......      419,076           441,518
                                                  -----------       -----------
                                                      796,111           807,693
                                                  -----------       -----------
              TRANSPORTATION -- 1.0%
       6,700  Union Pacific Corp. ..............      410,635           398,315
                                                  -----------       -----------
              WIRELESS COMMUNICATIONS -- 1.3%
      36,100  AT&T Wireless Services Inc.+ .....      381,056           516,952
                                                  -----------       -----------
              TOTAL COMMON STOCKS ..............   35,154,784        40,518,017
                                                  -----------       -----------
              TOTAL INVESTMENTS --  99.7% ......  $35,154,784        40,518,017
                                                  ===========
              OTHER ASSETS AND LIABILITIES (NET) -- 0.3%                130,063
                                                                    -----------
              NET ASSETS -- 100.0% ..........................       $40,648,080
                                                                    ===========
----------------
              For Federal tax purposes:
              Aggregate cost ................................       $35,154,784
                                                                    ===========
              Gross unrealized appreciation .................       $ 5,680,367
              Gross unrealized depreciation .................          (317,134)
                                                                    -----------
              Net unrealized appreciation ...................       $ 5,363,233
                                                                    ===========
----------------
 +    Non-income producing security.

                 See accompanying notes to financial statements.

                        THE GABELLI BLUE CHIP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
ASSETS:
  Investments, at value (cost $35,154,784) ..................    $ 40,518,017
  Dividends receivable ......................................          50,136
  Receivable for investments sold ...........................         358,284
  Receivable for Fund shares sold ...........................           2,737
  Other assets ..............................................           2,311
                                                                 ------------
  TOTAL ASSETS ..............................................      40,931,485
                                                                 ------------
LIABILITIES:
  Payable for Fund shares redeemed ..........................         144,611
  Payable for investment advisory fees ......................          33,288
  Payable for distribution fees .............................           8,324
  Other accrued expenses ....................................          97,182
                                                                 ------------
  TOTAL LIABILITIES .........................................         283,405
                                                                 ------------
  NET ASSETS applicable to 3,693,189
    shares outstanding ......................................    $ 40,648,080
                                                                 ============
NET ASSETS CONSIST OF:
  Shares of beneficial interest,
    at $0.001 par value .....................................    $      3,693
  Additional paid-in capital ................................      48,001,766
  Accumulated net investment loss ...........................         (18,198)
  Accumulated net realized loss on investments ..............     (12,702,414)
  Net unrealized appreciation on investments ................       5,363,233
                                                                 ------------
  TOTAL NET ASSETS ..........................................    $ 40,648,080
                                                                 ============
SHARES OF BENEFICIAL INTEREST:
  CLASS AAA:
  Net Asset Value, offering and redemption
    price per  share ($40,641,810 / 3,692,618
    shares outstanding) .....................................          $11.01
                                                                       ======
  CLASS A:
  Net Asset Value and redemption price per share
    ($1,045 / 94.8 shares outstanding) ......................          $11.02
                                                                       ======
  Maximum offering price per share (NAV / 0.9425,
    based on maximum sales charge of 5.75%
    of the offering price at June 30, 2004) .................          $11.69
                                                                       ======
  CLASS B:
  Net Asset Value, offering and redemption price
    per share ($1,041 / 94.9 shares outstanding) ............          $10.97(a)
                                                                       ======
  CLASS C:
  Net Asset Value, offering and redemption price
    per share ($4,184 / 381.3 shares outstanding) ...........          $10.97(a)
                                                                       ======

----------------------
(a) Redemption price varies based on the length of time held.


STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends ..................................................    $   415,055
  Interest ...................................................          1,789
                                                                  -----------
  TOTAL INVESTMENT INCOME ....................................        416,844
                                                                  -----------
EXPENSES:
  Investment advisory fees ...................................        225,895
  Distribution fees -- Class AAA .............................         56,468
  Distribution fees -- Class A ...............................              1
  Distribution fees -- Class B ...............................              5
  Distribution fees -- Class C ...............................             14
  Shareholder services fees ..................................         39,394
  Registration fees ..........................................         27,438
  Shareholder communications expenses ........................         19,695
  Custodian fees .............................................         16,256
  Legal and audit fees .......................................         13,488
  Trustees' fees .............................................         12,053
  Miscellaneous expenses .....................................         24,335
                                                                  -----------
  TOTAL EXPENSES .............................................        435,042
                                                                  -----------
  NET INVESTMENT LOSS ........................................        (18,198)
                                                                  -----------
NET REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS:
  Net realized gain on investments ...........................      2,917,928
  Net change in unrealized appreciation/
    depreciation on investments ..............................     (1,065,441)
                                                                  -----------
  NET REALIZED AND UNREALIZED GAIN
    ON INVESTMENTS ...........................................      1,852,487
                                                                  -----------
  NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS ..........................................    $ 1,834,289
                                                                  ===========


                 See accompanying notes to financial statements.

                        THE GABELLI BLUE CHIP VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                                                               SIX MONTHS ENDED
                                                                                 JUNE 30, 2004        YEAR ENDED
                                                                                  (UNAUDITED)      DECEMBER 31, 2003
                                                                                  -----------      -----------------
OPERATIONS:
  Net investment loss .........................................................   $   (18,198)        $   (55,506)
  Net realized gain on investments ............................................     2,917,928             619,916
  Net change in unrealized appreciation/depreciation on investments ...........    (1,065,441)         13,782,148
                                                                                  -----------         -----------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ........................     1,834,289          14,346,558
                                                                                  -----------         -----------
SHARES OF BENEFICIAL INTEREST TRANSACTIONS:
  Net increase (decrease) in net assets from shares of
    beneficial interest transactions ..........................................    (9,689,168)         10,244,167
                                                                                  -----------         -----------
  NET INCREASE (DECREASE) IN NET ASSETS .......................................    (7,854,879)         24,590,725
NET ASSETS:
  Beginning of period .........................................................    48,502,959          23,912,234
                                                                                  -----------         -----------
  End of period ...............................................................   $40,648,080         $48,502,959
                                                                                  ===========         ===========


                 See accompanying notes to financial statements.

THE GABELLI BLUE CHIP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------
1. ORGANIZATION. The Gabelli Blue Chip Value Fund (the "Fund") was organized on May 13, 1999 as a Delaware statutory trust. The Fund is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund commenced operations on August 26, 1999. The Fund's primary objective is long-term growth of capital.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the "Board") so determines, by such other method as the Board shall determine in good faith, to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or if after the close, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board. Debt instruments that are not credit impaired with remaining maturities of 60 days or less are valued at amortized cost, unless the Board determines such does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the latest average of the bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the official closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

THE GABELLI BLUE CHIP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At June 30, 2004, there were no repurchase agreements.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded as earned. Dividend income is recorded on the ex-dividend date.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles in the United States. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

For the year ended December 31, 2003, reclassifications were made to decrease accumulated net investment loss for $55,506, with an offsetting adjustment to additional paid-in capital.

No distributions were made in 2003.

EXPENSES. Certain administrative expenses are allocated among the Classes of Shares on the basis of each Class' average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the Fund's policy to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for Federal income taxes is required.

As of December 31, 2003, the components of accumulated earnings/(losses) on a tax basis were as follows:

       Accumulated capital loss carryforward ......   $(14,218,065)
       Net unrealized appreciation ................      5,026,398
                                                      ------------
       Total accumulated loss .....................   $ (9,191,667)
                                                      ============

THE GABELLI BLUE CHIP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------
The Fund has a net capital loss carryforward for Federal income tax purposes at December 31, 2003 of $14,218,065. This capital loss carryforward is available to reduce future distributions of net capital gains to shareholders. $6,354,049 of the loss carryforward is available through 2009; and $7,864,016 is available through 2010.

3. INVESTMENT ADVISORY AGREEMENT. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of the Fund's average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs and pays the compensation of all Officers and Trustees of the Fund who are its affiliates. The Adviser contractually agreed to reimburse expenses of the Fund to the extent necessary to maintain the annualized total operating expenses of the Fund at 2.00%, 2.00%, 2.75% and 2.75%, respectively, of Class AAA, A, B and C Shares average daily net assets. The Fund is obliged to repay the Adviser for a period of two fiscal years following the fiscal year in which the Adviser reimbursed the Fund only to the extent that the operating expenses of the Fund fall below 2.00%, 2.00%, 2.75% and 2.75%, respectively, of average daily net assets for Class AAA, A, B and C Shares, respectively. There have been no expense reimbursements by the Adviser in fiscal year 2002, 2003 or the six months ended June 30, 2004.

4. DISTRIBUTION PLAN. The Fund's Board has adopted a distribution plan (the "Plan") for each class of shares pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class AAA, A, B and C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 0.25%, 1.00% and 1.00%, respectively, of the average daily net assets of those Classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the six months ended June 30, 2004, other than short-term securities, aggregated $6,557,211 and $16,158,682, respectively.

6. SHARES OF BENEFICIAL INTEREST. The Fund offers five classes of shares -- Class AAA Shares, Class A Shares, Class B Shares, Class C Shares and Class I Shares. Class AAA Shares are offered through selected broker/dealers without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge (CDSC) upon redemption within six years of purchase. The applicable CDSC is equal to a declining percentage of the lesser of the net asset value per share at the date of original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1% CDSC for two years after purchase (one year beginning May 1, 2004). Class I Shares are offered to institutional investors (beginning July 1, 2004) that acquire the Fund directly through Gabelli & Company.

THE GABELLI BLUE CHIP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

Transactions in shares of beneficial interest were as follows:

                                                      SIX MONTHS ENDED
                                                        JUNE 30, 2004                        YEAR ENDED
                                                         (UNAUDITED)                     DECEMBER 31, 2003
                                                 ----------------------------      ----------------------------
                                                    SHARES         AMOUNT            SHARES         AMOUNT
                                                 ----------     -------------      ----------     -------------
                                                         CLASS AAA                         CLASS AAA
                                                 ----------------------------      ----------------------------
Shares sold ...................................     982,198     $  10,609,217       8,845,923     $  77,516,568
Shares redeemed ...............................  (1,893,070)      (20,304,418)     (7,507,239)      (67,272,401)
                                                 ----------     -------------      ----------     -------------
Net increase (decrease) .......................    (910,872)    $  (9,695,201)      1,338,684     $  10,244,167
                                                 ==========     =============      ==========     =============
                                                         CLASS A*
                                                 ----------------------------
Shares sold ...................................          95     $       1,000
                                                 ----------     -------------
Net increase ..................................          95     $       1,000
                                                 ==========     =============
                                                         CLASS B*
                                                 ----------------------------
Shares sold ...................................          95     $       1,000
                                                 ----------     -------------
Net increase ..................................          95     $       1,000
                                                 ==========     =============
                                                         CLASS C*
                                                 ----------------------------
Shares sold ...................................         381     $       4,033
                                                 ----------     -------------
Net increase ..................................         381     $       4,033
                                                 ==========     =============

----------------------
* Commencement of share offering to the public on December 31, 2003. Class I Shares were first offered to the public on July 1, 2004.


7. TRANSACTIONS WITH AFFILIATES. During the six months ended June 30, 2004, the Fund paid brokerage commissions of $4,200 to Gabelli & Company.

The cost of calculating the Fund's net asset value per share is a Fund expense pursuant to the Investment Advisory Agreement between the Fund and the Adviser. During the six months ended June 30, 2004, the Fund reimbursed the Adviser $5,800 in connection with the cost of computing the Fund's net asset value which is included in miscellaneous expenses on the Statement of Operations.

8. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. OTHER MATTERS. On October 7, 2003, the Fund's Adviser received a subpoena from the Attorney General of the State of New York requesting information on mutual fund shares trading practices. The Adviser has also received requests for information from the SEC regarding mutual fund trading practices and valuation of portfolio securities. The Adviser has responded to the requests. The Fund does not believe that these matters will have a material adverse effect on the Fund's financial position or the results of its operations.

THE GABELLI BLUE CHIP VALUE FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period:


                                             INCOME
                                   FROM INVESTMENT OPERATIONS                         DISTRIBUTIONS
                           -------------------------------------------   -----------------------------------------
                                                Net                                     In Excess
               Net Asset                   Realized and        Total         Net          of Net                     Net Asset
   Period        Value,        Net           Unrealized        from       Realized      Realized                       Value,
   Ended       Beginning    Investment     Gain/(Loss) on   Investment    Gain on        Gain on        Total         End of
December 31    of Period   Income/(Loss)    Investments     Operations   Investments   Investments  Distributions     Period
-----------    ---------   -------------   --------------   ----------   ----------   ------------  --------------  ----------
CLASS AAA
  2004(d)(h)    $10.54       $(0.00)(g)       $ 0.47          $ 0.47          --              --            --        $11.01
  2003(e)         7.32        (0.01)            3.23            3.22          --              --            --         10.54
  2002(e)        10.71        (0.03)           (3.36)          (3.39)         --              --            --          7.32
  2001(e)        12.17        (0.05)           (1.38)          (1.43)     $(0.03)             --        $(0.03)        10.71
  2000(e)        11.65        (0.02)            1.31            1.29       (0.77)             --         (0.77)        12.17
  1999+          10.00        (0.01)            1.79            1.78       (0.11)         $(0.02)        (0.13)        11.65

CLASS A(C)
  2004(d)(h)    $10.54       $ 0.00(g)         $0.48           $0.48          --              --            --        $11.02

CLASS B(C)
  2004(d)(h)    $10.54       $(0.04)           $0.47           $0.43          --              --            --        $10.97

CLASS C(C)
  2004(d)(h)    $10.54       $(0.05)           $0.48           $0.43          --              --            --        $10.97

                          RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                ----------------------------------------------------------------
                           Net Assets        Net
   Period                    End of       Investment     Expenses               Expenses           Portfolio
   Ended         Total       Period        Income/        Net of                 Before             Turnover
December 31     Return+     (in 000's)      (Loss)     Reimbursements(f)    Reimbursements(f)         Rate
-----------     -------    ----------     ----------   ----------------     ----------------        ---------
CLASS AAA
  2004(d)(h)       4.5%     $40,642         (0.08)%(a)    1.93%(a)               1.93%(a)               15%
  2003(e)         44.0       48,503         (0.12)        1.86                   1.86                  140
  2002(e)        (31.7)      23,912         (0.40)        1.94                   1.94                   94
  2001(e)        (11.8)      42,403         (0.36)(b)     1.75(b)                1.75(b)                92
  2000(e)         11.1       25,692         (0.29)        2.25                   2.00                  107
  1999+           17.8        7,228         (0.50)(a)     4.86(a)                2.00(a)                71

CLASS A(C)
  2004(d)(h)       4.6%          $1          0.07%(a)     1.93%(a)               1.93%(a)               15%

CLASS B(C)
  2004(d)(h)       4.1%          $1         (0.68)%(a)    2.68%(a)               2.68%(a)               15%

CLASS C(C)
  2004(d)(h)       4.1%          $4         (0.92)%(a)    2.68%(a)               2.68%(a)               15%


  + From  commencement  of  investment  operations  on August 26,  1999  through
    December 31, 1999.
 ++ Total return  represents  aggregate  total return of a  hypothetical  $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends. Total return for less than one year is not annualized.
(a) Annualized.
(b) Under an expense deferral agreement with the Adviser, the Fund repaid the Adviser $34,909 during 2001, representing previously reimbursed expenses from the Adviser. During the period ended December 31, 2001, had such payment not been made, the expense ratio would have been 1.68% and the net investment income ratio would have been (0.30)%.
(c) Class A, Class B and Class C Shares were outstanding within the period December 23, 2003 through December 31, 2003. Financial Highlights are not presented for Class A, Class B and Class C Shares as the information for this period is not considered meaningful.
(d) For the period ending June 30, 2004; unaudited.
(e) Per share data is calculated using the average month-end shares method.
(f) The Fund incurred interest expense for the six months ended June 30, 2004. If interest expense had not been incurred, the ratio of expenses to average net assets for Class AAA, Class A, Class B and Class C would have been 1.90%, 1.90%, 2.65% and 2.65%, respectively.
(g) Amount represents less than $0.005 per share.
(h) Per share data is calculated using the average daily shares method.

                 See accompanying notes to financial statements.

                             GABELLI FAMILY OF FUNDS

VALUE ________________________________________
GABELLI ASSET FUND
Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund's primary objective is growth of capital. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI BLUE CHIP VALUE FUND
Seeks long term growth of capital through investment primarily in the common stocks of established companies which are temporarily out of favor. The fund's objective is to identify a catalyst or sequence of events that will return the company to a higher value.
(MULTICLASS)                              PORTFOLIO MANAGER: BARBARA MARCIN, CFA

GABELLI WESTWOOD EQUITY FUND
Seeks to invest primarily in the common stock of well-seasoned companies that have recently reported positive earnings surprises and are trading below Westwood's proprietary growth rate estimates. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                   PORTFOLIO MANAGER: SUSAN M. BYRNE

FOCUSED VALUE ______________________________
GABELLI VALUE FUND
Seeks to invest in securities of companies believed to be undervalued. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

SMALL CAP VALUE ____________________________
GABELLI SMALL CAP FUND
Seeks to invest primarily in common stock of smaller companies (market capitalizations less than $1 billion) believed to have rapid revenue and earnings growth potential. The Fund's primary objective is capital appreciation.
(MULTICLASS)                            PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI WESTWOOD SMALLCAP EQUITY FUND
Seeks to invest primarily in smaller capitalization equity securities - market caps of $2.5 billion or less. The Fund's primary objective is long-term capital
appreciation. (MULTICLASS)                                          TEAM MANAGED

GABELLI WOODLAND SMALL CAP VALUE FUND
Seeks to invest primarily in the common stocks of smaller companies (market capitalizations less than $1.5 billion) believed to be undervalued with shareholder oriented management teams that are employing strategies to grow the company's value. The Fund's primary objective is capital appreciation.
(MULTICLASS)                          PORTFOLIO MANAGER: ELIZABETH M. LILLY, CFA

GROWTH ______________________________________
GABELLI GROWTH FUND
Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund's primary objective is
capital appreciation. (MULTICLASS)        PORTFOLIO MANAGER: HOWARD F. WARD, CFA

GABELLI INTERNATIONAL GROWTH FUND
Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global
diversification. (MULTICLASS)                    PORTFOLIO MANAGER: CAESAR BRYAN

AGGRESSIVE GROWTH _________________________
GABELLI GLOBAL GROWTH FUND
Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world's marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund's primary
objective is capital appreciation. (MULTICLASS)                     TEAM MANAGED

MICRO-CAP ___________________________________
GABELLI WESTWOOD MIGHTY MITES(SM) FUND
Seeks to invest in micro-cap companies that have market capitalizations of $300 million or less. The Fund's primary objective is long-term capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

EQUITY INCOME _______________________________
GABELLI EQUITY INCOME FUND
Seeks to invest primarily in equity securities with above market average yields. The Fund pays monthly dividends and seeks a high level of total return with an
emphasis on income. (MULTICLASS)        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI WESTWOOD BALANCED FUND
Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund's primary objective is both capital appreciation and current income.
(MULTICLASS)                            CO-PORTFOLIO MANAGERS: SUSAN M. BYRNE
                                                               MARK FREEMAN, CFA

GABELLI WESTWOOD REALTY FUND
Seeks to invest in securities that are primarily engaged in or related to the real estate industry. The Fund's primary objective is long-term capital
appreciation. (MULTICLASS)                     PORTFOLIO MANAGER: SUSAN M. BYRNE

SPECIALTY EQUITY ____________________________
GABELLI GLOBAL CONVERTIBLE SECURITIES FUND
Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund's primary objective is total return through a combination of current income and capital
appreciation. (MULTICLASS)                                          TEAM MANAGED

GABELLI GLOBAL OPPORTUNITY FUND
Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

SECTOR ______________________________________
GABELLI GLOBAL TELECOMMUNICATIONS FUND
Seeks to invest in telecommunications companies throughout the world - targeting undervalued companies with strong earnings and cash flow dynamics. The Fund's
primary objective is capital appreciation. (MULTICLASS)             TEAM MANAGED

GABELLI GOLD FUND
Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund's objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of world-wide economic, financial and political factors. (MULTICLASS)
                                                 PORTFOLIO MANAGER: CAESAR BRYAN

GABELLI UTILITIES FUND
Seeks to provide a high level of total return  through a combination  of capital
appreciation and current income. (MULTICLASS)                       TEAM MANAGED

MERGER AND ARBITRAGE _____________________
GABELLI ABC FUND
Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund's primary objective is total return in various market conditions without excessive risk of capital loss.
(NO-LOAD)                               PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

CONTRARIAN_________________________________
GABELLI MATHERS FUND
Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (CLASS AAA-NO-LOAD)
                                        PORTFOLIO MANAGER: HENRY VAN DER EB, CFA

COMSTOCK CAPITAL VALUE FUND
Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective.
(MULTICLASS)                               PORTFOLIO MANAGER: MARTIN WEINER, CFA

COMSTOCK STRATEGY FUND
The Fund emphasizes investments in debt securities, which maximize total return in light of credit risk, interest rate risk, and the risk associated with the length of maturity of the debt instrument. (MULTICLASS)
                                           PORTFOLIO MANAGER: MARTIN WEINER, CFA

QUANTITATIVE_________________________________
NED DAVIS RESEARCH ASSET  ALLOCATION  FUND
Seeks to achieve returns greater then the weighted composite benchmark consisting of 60% in the S&P 500 Index and 40% in the Lehman Long Term U.S. Government Bond Index through a flexible asset allocation strategy. The Fund's
primary objective is capital appreciation. (MULTICLASS)             TEAM MANAGED

FIXED INCOME ________________________________
GABELLI WESTWOOD INTERMEDIATE BOND FUND
Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund's primary objective is total return.
(MULTICLASS)                                PORTFOLIO MANAGER: MARK FREEMAN, CFA

CASH MANAGEMENT-MONEY MARKET __________
GABELLI U.S. TREASURY MONEY MARKET FUND
Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund's primary objective is to provide high current income consistent with the preservation of principal and liquidity. (NO-LOAD)
                                             PORTFOLIO MANAGER: JUDITH A. RANERI

THE TREASURER'S FUND
Three money market portfolios designed to generate superior returns without compromising portfolio safety. U.S. Treasury Money Market seeks to invest in U.S. Treasury securities and repurchase agreements. Tax Exempt Money Market seeks to invest in municipal securities. Domestic Prime Money Market seeks to invest in prime quality, domestic money market instruments.
                                   (NO-LOAD) PORTFOLIO MANAGER: JUDITH A. RANERI

THE GLOBAL FUNDS INVEST IN FOREIGN SECURITIES WHICH INVOLVE RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC AND POLITICAL RISKS.

AN INVESTMENT IN THE ABOVE MONEY MARKET FUNDS IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY GOVERNMENT AGENCY. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

     TO RECEIVE A PROSPECTUS, CALL 800-GABELLI (422-3554). INVESTORS SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS AND CHARGES AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE COMPLETE INFORMATION
   ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

                   THE GABELLI BLUE CHIP VALUE FUND
                         One Corporate Center
                       Rye, New York 10580-1422
                              800-GABELLI
                             800-422-3554
                           FAX: 914-921-5118
                       WEBSITE: WWW.GABELLI.COM
                       E-MAIL: INFO@GABELLI.COM
              Net Asset Value available daily by calling
                      800-GABELLI after 6:00 P.M.

                        BOARD OF TRUSTEES
Mario J. Gabelli, CFA              Mary E. Hauck
CHAIRMAN AND CHIEF                 (RETIRED) SENIOR PORTFOLIO MANAGER
INVESTMENT OFFICER                 GABELLI-O'CONNOR FIXED INCOME
GABELLI ASSET MANAGEMENT INC.      MUTUAL FUND MANAGEMENT CO.

Anthony J. Colavita                Karl Otto Pohl
ATTORNEY-AT-LAW                    FORMER PRESIDENT
ANTHONY J. COLAVITA, P.C.          DEUTSCHE BUNDESBANK

Vincent D. Enright                 Werner J. Roeder, MD
FORMER SENIOR VICE PRESIDENT       VICE PRESIDENT/MEDICAL AFFAIRS
AND CHIEF FINANCIAL OFFICER        LAWRENCE HOSPITAL CENTER
KEYSPAN ENERGY CORP.

             OFFICERS AND PORTFOLIO MANAGER
Barbara G. Marcin, CFA             Bruce N. Alpert
PORTFOLIO MANAGER                  PRESIDENT AND TREASURER

James E. McKee
SECRETARY

                      DISTRIBUTOR
                Gabelli & Company, Inc.

     CUSTODIAN, TRANSFER AGENT AND DIVIDEND AGENT
          State Street Bank and Trust Company

                     LEGAL COUNSEL
       Skadden, Arps, Slate, Meagher & Flom LLP


--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Gabelli Blue Chip Value Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------

GAB402Q204SR

                                                   [MARIO GABELLI PHOTO OMITTED]

THE
GABELLI
BLUE CHIP
VALUE
FUND

                                                              SEMI-ANNUAL REPORT
                                                                   JUNE 30, 2004

ITEM 2.  CODE OF ETHICS.

Not applicable.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Trustees has a Nominating Committee comprised of two "non-interested" (as such term is defined by the Investment Company Act of 1940, as amended) Trustees, namely Anthony J. Colavita, and Werner J. Roeder. The Nominating Committee is responsible for identifying individuals believed to be qualified to become Board members in the event that a position is vacated or created. The Nominating Committee will consider Trustees candidates recommended by shareholders. In considering candidates submitted by shareholders, the Nominating Committee will take into consideration the needs of the Board of Trustees, the qualifications of the candidate and the interests of shareholders. The Nominating Committee may also take into consideration the number of shares held by the recommending shareholder and the length of time that such shares have been held. To have a candidate considered by the Nominating Committee, a shareholder must submit the recommendation in writing and must include the following information:

     o The name of the shareholder and evidence of the person's ownership of shares of the Fund, including the number of shares owned and the length of time of ownership;

     o The name of the candidate, the candidate's resume or a listing of his or her qualifications to be a Trustees of the Fund and the person's consent to be named as a Trustees if selected by the Nominating Committee and nominated by the Board of Trustees; and

     o If requested by the Nominating Committee, a completed and signed directors questionnaire.

The shareholder recommendation and information described above must be sent to the Fund's Secretary c/o Gabelli Funds, LLC, James E. McKee and must be received by the Secretary no less than 120 days prior to the anniversary date of the Fund's most recent annual meeting of shareholders or, if the meeting has moved by more than 30 days, a reasonable amount of time before the meeting.

The Nominating Committee believes that the minimum qualifications for serving as a Trustees of the Fund are that the individual demonstrate, by significant accomplishment in his or her field, an ability to make a meaningful contribution to the Board of Trustees' oversight of the business and affairs of the Fund and have an impeccable record and reputation for honest and ethical conduct in both his or her professional and personal activities. In addition, the Nominating Committee examines a candidate's specific experiences and skills, time availability in light of other commitments, potential conflicts of interest and independence from management and the Fund. The Nominating Committee also seeks to have the Board of Trustees represent a diversity of backgrounds and experience.

ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.


     (b)      Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               The Gabelli Blue Chip Value Fund
                           -----------------------------------------------------

By (Signature and Title)*  /s/ BRUCE N. ALPERT
                           -----------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date                       September 7, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ BRUCE N. ALPERT
                           -----------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer and Principal Financial Officer


Date                       September 7, 2004
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.